Future Purchase consideration	12 Months Ended
Dec. 31, 2020
Future Purchase Consideration [Abstract]
FUTURE PURCHASE CONSIDERATION
16.	FUTURE PURCHASE CONSIDERATION

	2020	2019	2018
Balance, beginning of the year	-	$315,712	$865,854
E-Wave future purchase consideration accrued	-	-	-
E-wave future purchase consideration paid	-	-	(621,567)
Signifi future purchase consideration paid	-	(315,712)	(285,714)
Accretion and change in value of future purchase consideration	-		519,148
Foreign exchange adjustments			(162,009)
Balance, end of the year	-	-	$315,712

Classification:
Short-term (payable within one year)	-	-	$315,712
Long-term	-	-	$-

At each reporting period, management updates estimates with respect to probability of payment form and recognizes changes in the estimated value of future purchase consideration in profit or loss.